Investment Objectives and Goals - Kurv Equity Option Income ETF	Jul. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV EQUITY OPTION INCOME ETF (TICKER: KEO) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Equity Option Income ETF (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	A secondary investment objective is to maximize total return.